Issued Capital and Reserves - Additional Information (Detail) £ / shares in Units, £ in Thousands, $ in Millions													12 Months Ended
	Dec. 23, 2020 £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 04, 2020 GBP (£) £ / shares shares	Jun. 03, 2020 GBP (£) £ / shares shares	Feb. 20, 2020 GBP (£) £ / shares shares	Feb. 11, 2020 GBP (£) £ / shares shares	Jun. 21, 2019 GBP (£) £ / shares shares	Apr. 23, 2019 £ / shares shares	Jan. 01, 2019 £ / shares shares	Jun. 01, 2018 GBP (£) £ / shares shares	Jun. 03, 2016 shares	Mar. 21, 2016 GBP (£)	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) shares	Feb. 11, 2020 USD ($) shares	Dec. 31, 2018 shares	Oct. 22, 2018 shares	Aug. 03, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares				89,144,630	12,252,715
Nominal value | £ / shares				£ 0.003
Ordinary shares price per share | £ / shares		£ 0.174			£ 0.19								£ 0.08
Conversion of loan notes into ordinary shares amount							£ 2,400						£ 40,500
Conversion of loan notes into ordinary shares | shares										50,076	1,071,042		162,292,274	321,444
Share conversion price per share | £ / shares							£ 2.21
Maximum shares to be issued | shares							864,988
Equity component (consideration received for the warrants)													£ 100	£ 100
Nominal value of issued capital													1,017	£ 294
Other Reserve [Member]
Disclosure of classes of share capital [line items]
Reduction in share premium				£ 2,100
Fair value of Acquisition for Ordinary shares				13,400
Proceeds from issue of ordinary shares				£ 15,500
Issued | shares				89,144,630
Directors [member]
Disclosure of classes of share capital [line items]
Reduction in share premium												£ 7,000
Novartis [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount		£ 21,800											£ 1,080
Number of converted loans converted to ordinary shares | shares		125,061,475
Amount recognised on conversion and carrying value of the financial liability extinguished		£ 33,500
Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares price per share | £ / shares						£ 0.20
Cash consideration						£ 2,300
Number of converted loans converted to ordinary shares | shares													2,862,595
Issued | shares						572,519
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted | shares		125,061,475	89,144,630					24,783,320							11,432,925		85,222	10,000
Nominal value | £ / shares		£ 0.003								£ 3.00
Ordinary shares price per share | £ / shares		£ 0.174	£ 0.174					£ 1.65
Cash consideration		£ 21,800	£ 15,500		£ 2,300					£ 200
Shares issued as fully paid up | shares													338,953,141	97,959,622		71,240,272			71,094,974
Proceeds from issue of ordinary shares			13,400
Discount On Issue Of Shares			£ 2,100
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Fair value of Acquisition for Ordinary shares													£ 40,900
Issued | shares														24,783,320
Ordinary shares [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Nominal value of issued capital													£ 100
Ordinary shares [member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Share conversion price per share | £ / shares	£ 0.348
Number Of Warrants converted | shares	690,205
Issued | shares													239,179
Ordinary shares [member] | Novartis [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued | shares							864,988
Ordinary shares to be issued price per share | £ / shares									£ 1.84
Ordinary shares [member] | Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Commitement to issue capital | $															$ 25
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount														£ 0
Maximum shares to be issued | shares									864,988
Merger reserve [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Shares issued as fully paid up | shares													24,783,320
Merger reserve [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Excess Amount Within Other Capital Reserves													£ 40,800
Capital reserve [member] | Equity component of convertible loan [member]
Disclosure of classes of share capital [line items]
Gain loss on extnguishment of financial liability													£ 33,100
ADS [Member]
Disclosure of classes of share capital [line items]
Number of new stock issued | shares	47,835												47,835
ADS [Member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted | shares	138,041